Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and the Company's financial performance. As described in “Financial Performance Measures” below, we do not have a Company Selected Financial Measure as described in Item 402(v)(2)(vi) of Regulation S-K to link compensation actually paid (“CAP”) to our performance.
Required Tabular Disclosure of Compensation Actually Paid Versus Performance
The following table discloses information on CAP to our principal executive officer and (on average) to our other named executive officers during the specified years alongside total shareholder return (“TSR”) and net income metrics.
Pay versus Performance Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(3)	Average Compensation Actually Paid to non-PEO NEOs(4)	Value Of Initial Fixed $100 Investment Based On:		Net Loss (thousands)	Company Selected Measure(7)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
2024	$14,368,343	$(1,675,867)	$4,555,402	$574,072	$443	$114	$587,118	—
2023	$8,751,057	$20,683,738	$2,914,219	$6,431,731	$787	$115	$522,664	—
2022	$8,547,825	$8,693,131	$2,325,696	$1,321,707	$432	$111	$388,955	—
2021	$6,414,999	$19,860,766	$2,749,683	$6,474,352	$430	$125	$215,314	—
2020	$5,128,696	$10,988,808	$1,796,529	$3,291,763	$196	$126	$127,290	—

(1)
The amounts reported in this column reflect the total compensation reported for Mr. Blum (our PEO) for each corresponding years in the “Total” column of the Executive Summary Compensation Table included in our Proxy Statement for each of 2024, 2023, 2022, 2021, and 2020, with years 2021 and 2020 adjusted as disclosed in footnote 3 to the Executive Summary Compensation Table included in our proxy statement for our 2023 annual meeting of stockholders. Mr. Blum was our PEO for the entirety of each of our 2024, 2023, 2022, 2021, and 2020 fiscal years.

(2)
The amounts reported in this column represent the amount of CAP to Mr. Blum, as computed in accordance with Item 402(v)(2)(iii) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Blum during the applicable year. In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to Mr. Blum’s total compensation for each year to determine the CAP:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Aggregate Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2024	$14,368,343	$(12,860,027)	$(3,184,183)	$(1,675,867)
2023	$8,751,057	$(7,425,000)	$19,357,681	$20,683,738
2022	$8,547,825	$(7,408,750)	$7,554,056	$8,693,131
2021	$6,414,999	$(5,276,600)	$18,722,367	$19,860,766
2020	$5,128,696	$(4,075,200)	$9,935,312	$10,988,808

(a)	Represents the reported value of equity awards as reported in the “Stock and Option Awards” column in the Executive Summary Compensation Table for the applicable year.
(b)
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant besides the difference in grant price and ending applicable year share price. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Aggregate Equity Awards Adjustment
2024	$6,860,826	$(7,193,467)	$505,631	$(3,357,173)		$(3,184,183)
2023	$14,362,556	$7,003,351	$692,304	$(2,700,530)	$—	$19,357,681
2022	$8,391,888	$98,302	$960,150	$(1,098,634)	$(797,650)	$7,554,056
2021	$9,838,720	$7,245,088	$620,112	$1,018,446	$—	$18,722,367
2020	$5,159,264	$2,710,036	$612,092	$1,453,920	$—	$9,935,312

(3)
The amounts in this column represent the average of the amounts reported for the Company’s named executive officers as a group (excluding the Company's PEO, Mr. Blum) in the “Total” column of the Executive Summary Compensation Table included in our Proxy Statement for each of our 2024, 2023, 2022, 2021, and 2020 fiscal years, with years 2021 and 2020 adjusted as disclosed in footnote 3 to the Executive Summary Compensation Table included in our proxy statement for our 2023 annual meeting of stockholders, the Company’s named executive officers whose average compensation amounts are included in this figure are Mr. Lee, Mr. Jaw (former Chief Financial Officer), Dr. Malik, Mr. Callos and Mr. Pletcher (former Chief Legal Officer). For 2023, the Company’s named executive officers whose average compensation amounts are included in this figure are Mr. Jaw, Dr. Malik, Mr. Callos and Robert Wong (former Chief Accounting Officer). For 2022, the Company's named executive officers whose average compensation amounts are included in this figure are Mr. Jaw, Dr. Malik, Mr. Callos, David W. Cragg (former Chief Administration Officer), Mark A. Schlossberg (former General Counsel and Secretary) and Mr. Wong. For 2021, the Company's named executive officers whose average compensation amounts are included in this figure are Mr. Jaw, Dr. Malik, Mr. Callos and Mr. Schlossberg. For 2020, the Company's named executive officers whose average compensation amounts are included in this figure are Mr. Jaw, Dr. Malik, Mr. Cragg and Mr. Schlossberg.

(4)
The amounts do not reflect the actual average amount of compensation earned by or paid to the Company's named executive officers as a group during the applicable year. In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to average total compensation for the Company's named executive officers as a group (excluding the Company's PEO, Mr. Blum) for each year to determine the average CAP, using the same methodology described above in footnote 2 above to the Pay versus Performance Table:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards (a)	Average Equity Award Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$4,555,402	$(3,554,228)	$(427,101)	$574,072
2023	$2,914,219	$(2,257,825)	$5,775,336	$6,431,731
2022	$2,325,696	$(1,805,064)	$801,075	$1,321,707
2021	$2,749,683	$(2,084,125)	$5,808,795	$6,474,352
2020	$1,796,529	$(1,164,150)	$2,659,384	$3,291,763

(a)	Represents the reported average value of equity awards as reported in the “Stock and Option Awards” column in the Executive Summary Compensation Table for the applicable year.
(b)
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant besides the difference in grant price and ending applicable year share price. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Aggregate Equity Awards Adjustment
2024	$2,433,620	$(1,113,857)	$62,939	$(709,832)	$(1,099,971)	$(427,101)
2023	$4,386,915	$1,876,679	$201,402	$(689,660)	$—	$5,775,336
2022	$1,698,148	$(451,058)	$211,375	$(182,059)	$(475,330)	$801,075
2021	$3,875,707	$1,580,194	$140,931	$211,963	$—	$5,808,795
2020	$1,477,028	$679,612	$172,143	$330,603	$—	$2,659,384

(5)
Cumulative TSR is calculated by the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. “Measurement period” is defined as: for 2020, the one-year period from market close December 31, 2019 through December 31, 2020; for 2021, the two-year period from market close on December 31, 2019 through December 31, 2021; for 2022, the three-year period from market close December 31, 2019 through December 31, 2022; for 2023, the four-year period from market close December 31, 2019 through December 31, 2023; and for 2024, the five-year period from market close December 31, 2019 through December 31, 2024.

(6)	Represents the Nasdaq Biotechnology Index.
(7)	We do not have a Company Selected Financial Measure as described in Item 402(v)(2)(vi) of Regulation S-K to link CAP to our performance.

Company Selected Measure Name	do not have a Company Selected Financial Measure
Named Executive Officers, Footnote
(1)
The amounts reported in this column reflect the total compensation reported for Mr. Blum (our PEO) for each corresponding years in the “Total” column of the Executive Summary Compensation Table included in our Proxy Statement for each of 2024, 2023, 2022, 2021, and 2020, with years 2021 and 2020 adjusted as disclosed in footnote 3 to the Executive Summary Compensation Table included in our proxy statement for our 2023 annual meeting of stockholders. Mr. Blum was our PEO for the entirety of each of our 2024, 2023, 2022, 2021, and 2020 fiscal years.

(3)
The amounts in this column represent the average of the amounts reported for the Company’s named executive officers as a group (excluding the Company's PEO, Mr. Blum) in the “Total” column of the Executive Summary Compensation Table included in our Proxy Statement for each of our 2024, 2023, 2022, 2021, and 2020 fiscal years, with years 2021 and 2020 adjusted as disclosed in footnote 3 to the Executive Summary Compensation Table included in our proxy statement for our 2023 annual meeting of stockholders, the Company’s named executive officers whose average compensation amounts are included in this figure are Mr. Lee, Mr. Jaw (former Chief Financial Officer), Dr. Malik, Mr. Callos and Mr. Pletcher (former Chief Legal Officer). For 2023, the Company’s named executive officers whose average compensation amounts are included in this figure are Mr. Jaw, Dr. Malik, Mr. Callos and Robert Wong (former Chief Accounting Officer). For 2022, the Company's named executive officers whose average compensation amounts are included in this figure are Mr. Jaw, Dr. Malik, Mr. Callos, David W. Cragg (former Chief Administration Officer), Mark A. Schlossberg (former General Counsel and Secretary) and Mr. Wong. For 2021, the Company's named executive officers whose average compensation amounts are included in this figure are Mr. Jaw, Dr. Malik, Mr. Callos and Mr. Schlossberg. For 2020, the Company's named executive officers whose average compensation amounts are included in this figure are Mr. Jaw, Dr. Malik, Mr. Cragg and Mr. Schlossberg.

Peer Group Issuers, Footnote
(6)	Represents the Nasdaq Biotechnology Index.

PEO Total Compensation Amount	$ 14,368,343	$ 8,751,057	$ 8,547,825	$ 6,414,999	$ 5,128,696
PEO Actually Paid Compensation Amount	$ (1,675,867)	20,683,738	8,693,131	19,860,766	10,988,808
Adjustment To PEO Compensation, Footnote
(2)
The amounts reported in this column represent the amount of CAP to Mr. Blum, as computed in accordance with Item 402(v)(2)(iii) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Blum during the applicable year. In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to Mr. Blum’s total compensation for each year to determine the CAP:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Aggregate Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2024	$14,368,343	$(12,860,027)	$(3,184,183)	$(1,675,867)
2023	$8,751,057	$(7,425,000)	$19,357,681	$20,683,738
2022	$8,547,825	$(7,408,750)	$7,554,056	$8,693,131
2021	$6,414,999	$(5,276,600)	$18,722,367	$19,860,766
2020	$5,128,696	$(4,075,200)	$9,935,312	$10,988,808

(a)	Represents the reported value of equity awards as reported in the “Stock and Option Awards” column in the Executive Summary Compensation Table for the applicable year.
(b)
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant besides the difference in grant price and ending applicable year share price. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Aggregate Equity Awards Adjustment
2024	$6,860,826	$(7,193,467)	$505,631	$(3,357,173)		$(3,184,183)
2023	$14,362,556	$7,003,351	$692,304	$(2,700,530)	$—	$19,357,681
2022	$8,391,888	$98,302	$960,150	$(1,098,634)	$(797,650)	$7,554,056
2021	$9,838,720	$7,245,088	$620,112	$1,018,446	$—	$18,722,367
2020	$5,159,264	$2,710,036	$612,092	$1,453,920	$—	$9,935,312

Non-PEO NEO Average Total Compensation Amount	$ 4,555,402	2,914,219	2,325,696	2,749,683	1,796,529
Non-PEO NEO Average Compensation Actually Paid Amount	$ 574,072	6,431,731	1,321,707	6,474,352	3,291,763
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The amounts do not reflect the actual average amount of compensation earned by or paid to the Company's named executive officers as a group during the applicable year. In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to average total compensation for the Company's named executive officers as a group (excluding the Company's PEO, Mr. Blum) for each year to determine the average CAP, using the same methodology described above in footnote 2 above to the Pay versus Performance Table:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards (a)	Average Equity Award Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$4,555,402	$(3,554,228)	$(427,101)	$574,072
2023	$2,914,219	$(2,257,825)	$5,775,336	$6,431,731
2022	$2,325,696	$(1,805,064)	$801,075	$1,321,707
2021	$2,749,683	$(2,084,125)	$5,808,795	$6,474,352
2020	$1,796,529	$(1,164,150)	$2,659,384	$3,291,763

(a)	Represents the reported average value of equity awards as reported in the “Stock and Option Awards” column in the Executive Summary Compensation Table for the applicable year.
(b)
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant besides the difference in grant price and ending applicable year share price. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Aggregate Equity Awards Adjustment
2024	$2,433,620	$(1,113,857)	$62,939	$(709,832)	$(1,099,971)	$(427,101)
2023	$4,386,915	$1,876,679	$201,402	$(689,660)	$—	$5,775,336
2022	$1,698,148	$(451,058)	$211,375	$(182,059)	$(475,330)	$801,075
2021	$3,875,707	$1,580,194	$140,931	$211,963	$—	$5,808,795
2020	$1,477,028	$679,612	$172,143	$330,603	$—	$2,659,384

Compensation Actually Paid vs. Total Shareholder Return
•
From 2020 to 2021, CAP to our PEO increased by 81%, from approximately $11.0 million to approximately $19.9 million, and average CAP to our other named executive officers (excluding our PEO) similarly increased by 97%, from approximately $3.3 million to approximately $6.5 million. TSR increased from $196 to $430 (representing an increase of 119%), and net losses increased by 69%, from approximately $127.3 million to approximately $215.3 million.

•
From 2021 to 2022, CAP to our PEO decreased by 56%, from approximately $19.9 million to approximately $8.7 million, and average CAP to our other named executive officers (excluding our PEO) similarly decreased by 80%, from approximately $6.5 million to approximately $1.3 million. TSR increased from $430 to $432 (representing an increase of <1%), and net losses increased by approximately 81%, from approximately $215.3 million to approximately $389.0 million.

•
From 2022 to 2023, CAP to our PEO increased by 138%, from approximately $8.7 million to approximately $20.7 million, and average CAP to our other named executive officers (excluding our PEO) similarly increased by 387%, from approximately $1.3 million to approximately $6.4 million. TSR increased from $432 to $787 (representing an increase of 82%) and net losses increased by approximately 34%, from approximately $389.0 million to approximately $522.7 million.

•
In 2024, CAP to our PEO was approximately $(1.7) million, which represents a 108% decrease as compared to his CAP of approximately $20.7 million in 2023. The average CAP to our other named executive officers (excluding our PEO) decreased from approximately $6.4 million to approximately $0.6 million, reflecting a 91% decrease year-over-year. TSR decreased from $787 in 2023 to $443 in 2024 (representing a decrease of 44%) and net losses increased 12%, from approximately $522.7 million in 2023 to approximately $587.1 million in 2024.

•
The Company has seen cumulative growth in TSR from 2020 through 2024 with a cumulative growth rate of 126%, while the peer group (the Nasdaq Biotechnology Index) experienced a 9% decrease over the 5-year period.

Compensation Actually Paid vs. Net Income
•
From 2020 to 2021, CAP to our PEO increased by 81%, from approximately $11.0 million to approximately $19.9 million, and average CAP to our other named executive officers (excluding our PEO) similarly increased by 97%, from approximately $3.3 million to approximately $6.5 million. TSR increased from $196 to $430 (representing an increase of 119%), and net losses increased by 69%, from approximately $127.3 million to approximately $215.3 million.

•
From 2021 to 2022, CAP to our PEO decreased by 56%, from approximately $19.9 million to approximately $8.7 million, and average CAP to our other named executive officers (excluding our PEO) similarly decreased by 80%, from approximately $6.5 million to approximately $1.3 million. TSR increased from $430 to $432 (representing an increase of <1%), and net losses increased by approximately 81%, from approximately $215.3 million to approximately $389.0 million.

•
From 2022 to 2023, CAP to our PEO increased by 138%, from approximately $8.7 million to approximately $20.7 million, and average CAP to our other named executive officers (excluding our PEO) similarly increased by 387%, from approximately $1.3 million to approximately $6.4 million. TSR increased from $432 to $787 (representing an increase of 82%) and net losses increased by approximately 34%, from approximately $389.0 million to approximately $522.7 million.

Total Shareholder Return Vs Peer Group
•
In 2024, CAP to our PEO was approximately $(1.7) million, which represents a 108% decrease as compared to his CAP of approximately $20.7 million in 2023. The average CAP to our other named executive officers (excluding our PEO) decreased from approximately $6.4 million to approximately $0.6 million, reflecting a 91% decrease year-over-year. TSR decreased from $787 in 2023 to $443 in 2024 (representing a decrease of 44%) and net losses increased 12%, from approximately $522.7 million in 2023 to approximately $587.1 million in 2024.

•
The Company has seen cumulative growth in TSR from 2020 through 2024 with a cumulative growth rate of 126%, while the peer group (the Nasdaq Biotechnology Index) experienced a 9% decrease over the 5-year period.

Total Shareholder Return Amount	$ 443	787	432	430	196
Peer Group Total Shareholder Return Amount	$ 114	$ 115	$ 111	$ 125	$ 126
Company Selected Measure Amount	0	0	0	0	0
PEO Name	Mr. Blum	Mr. Blum	Mr. Blum	Mr. Blum	Mr. Blum
Additional 402(v) Disclosure
Financial Performance Measures
As described in greater detail in the “Compensation Discussion and Analysis” section of this Proxy Statement, the Company's executive compensation program is based on a pay-for-performance philosophy to support the long-term growth of, and the strategic direction for, the Company. The metrics that the Company uses for both our annual cash incentive under our NEIP and long-term incentive plans are selected based on the objective of creating a strong nexus between executive officer and stockholder financial interests through sustaining positive performance over a multi-year period by way of attainment of our corporate and individual goals. As none of our drug candidates are approved and revenue generating through commercial sales, we do not have a financial performance measure to link CAP to our performance.
Description of the Relationship between Pay and Performance
We are a late stage research and development biotechnology company and have yet to realize any revenues from the commercial sale of our drug candidates. Accordingly, the corporate and individual goals that drive compensation to our named executive officers are non-financial goals such as regulatory milestones, including obtaining regulatory approval for our drug candidates and filing investigational new drug applications, research and development goals such as conducting and completing clinical trials, business development and financing goals, and designing and implementing our ESG programs.
For additional context along with a review of our performance metrics, our process for setting executive compensation, and how our executive compensation design reinforces our compensation philosophy, please see the “Compensation Discussion and Analysis” section of this Proxy Statement.
All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act, or the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Equity Awards Adjustments, Footnote
(b)
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant besides the difference in grant price and ending applicable year share price. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Aggregate Equity Awards Adjustment
2024	$6,860,826	$(7,193,467)	$505,631	$(3,357,173)		$(3,184,183)
2023	$14,362,556	$7,003,351	$692,304	$(2,700,530)	$—	$19,357,681
2022	$8,391,888	$98,302	$960,150	$(1,098,634)	$(797,650)	$7,554,056
2021	$9,838,720	$7,245,088	$620,112	$1,018,446	$—	$18,722,367
2020	$5,159,264	$2,710,036	$612,092	$1,453,920	$—	$9,935,312

(b)
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant besides the difference in grant price and ending applicable year share price. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Aggregate Equity Awards Adjustment
2024	$2,433,620	$(1,113,857)	$62,939	$(709,832)	$(1,099,971)	$(427,101)
2023	$4,386,915	$1,876,679	$201,402	$(689,660)	$—	$5,775,336
2022	$1,698,148	$(451,058)	$211,375	$(182,059)	$(475,330)	$801,075
2021	$3,875,707	$1,580,194	$140,931	$211,963	$—	$5,808,795
2020	$1,477,028	$679,612	$172,143	$330,603	$—	$2,659,384

Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ 587,118,000	$ 522,664,000	$ 388,955,000	$ 215,314,000	$ 127,290,000
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,860,027)	(7,425,000)	(7,408,750)	(5,276,600)	(4,075,200)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,184,183)	19,357,681	7,554,056	18,722,367	9,935,312
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,860,826	14,362,556	8,391,888	9,838,720	5,159,264
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,193,467)	7,003,351	98,302	7,245,088	2,710,036
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	505,631	692,304	960,150	620,112	612,092
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,357,173)	(2,700,530)	(1,098,634)	1,018,446	1,453,920
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(797,650)	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,554,228)	(2,257,825)	(1,805,064)	(2,084,125)	(1,164,150)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(427,101)	5,775,336	801,075	5,808,795	2,659,384
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,433,620	4,386,915	1,698,148	3,875,707	1,477,028
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,113,857)	1,876,679	(451,058)	1,580,194	679,612
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,939	201,402	211,375	140,931	172,143
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(709,832)	(689,660)	(182,059)	211,963	330,603
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,099,971)	$ 0	$ (475,330)	$ 0	$ 0